Offerings - Offering: 1	May 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	103,548,024
Proposed Maximum Offering Price per Unit	0.6450
Maximum Aggregate Offering Price	$ 66,788,475.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,223.49
Offering Note	Represents shares of common stock, par value $0.0001 per share (the “Common Stock”), of Brag House Holdings, Inc., consisting of (i) 100,000,000 shares reserved for issuance that may be issued to participants under the Registrant’s Amended and Restated 2024 Omnibus Incentive Plan (the “Stock Incentive Plan”) and (ii) 3,548,024 shares that may be reoffered and resold by certain officers and directors of the Registrant pursuant to the Reoffer Prospectus, which have been or may be issued pursuant to the Stock Incentive Plan.

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered any additional shares of Common Stock attributable to these registered shares which become issuable under the Stock Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of the Common Stock.

Estimated solely for the purpose of calculating the registration fee which was computed in accordance with Rule 457(c) and Rule 457(h)(1) under the Securities Act, on the basis of the average of the high and low sales prices per share of the Common Stock as reported on the Nasdaq Stock Market on May 19, 2026.